Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	Sep. 30, 2025	Sep. 30, 2024
US [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.01	0.01
US [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.01	0.01
HK [Member] | Year-end spot rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.0778	0.0777
HK [Member] | Average rate [Member]
Schedule of Currency Exchange Rates [Line Items]
Currency exchange rates	0.078	0.0781